Cover	Jun. 17, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2020
Entity File Number	001-34460
Entity Registrant Name	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.
Entity Central Index Key	0001069258
Entity Tax Identification Number	13-3818604
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10680 Treena St.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92131
City Area Code	(858)
Local Phone Number	812-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KTOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	N/A